BALANCE SHEET DETAILS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
4.	BALANCE SHEET DETAILS

Deferred funding fees:

	Period Ended
	March 31, 2014	December 31, 2013

Total deferred funding fees	$266	$150
Amortization	(137)	(41)
Net deferred funding fees	$129	$109

The net deferred funding fees consist mainly of approximately $116 relating to the commitment fee paid to Lincoln Park Fund, LLC.

As of March 31, 2014, amortization expense for the next three years is expected to be as follows:

2014 (remaining nine months)	$48
2015	46
2016	35
Total	$129

Accrued liabilities:

	Period Ended
	March 31, 2014	December 31, 2013

Accrued compensation and related benefits	$197	$267
Series D Convertible Preferred dividend payable	26	26
Total	$223	$293

Related party liabilities:

	Period Ended
	March 31, 2014	December 31, 2013

Promissory note	$222	$222
Accrued interest	27	26
Total	$249	$248

This promissory note dated March 5, 2008 is due and payable March 5, 2015 and carries an annual interest rate of 2%. At the option of the Company, the This note and the accrued interest owed can be converted to the common stock of the Company based on the closing price on the day of the conversion as quoted on the exchange on which the Company’s common stock is listed. The conversion price as at March 31, 2014 was $0.0775 and would convert to approximately 3,213,000 shares.

3.	BALANCE SHEET DETAILS

Prepaid expenses and other current assets:

	Year Ended December 31,
	2013	2012

Prepaid expenses	$91,853	$409,710
Deferred financing costs	109,233	46,909
Other	14,100	64,001
Total	$215,186	$520,620

Accrued liabilities:

	Year Ended December 31,
	2013	2012

Accrued compensation and related benefits	$266,407	$18,746
Series D Convertible Preferred dividend	25,987	—
Total	$292,394	$18,746

Related party liabilities:

	Year Ended December 31,
	2013	2012

Promissory note	$222,083	$222,083
Accrued interest	25,884	21,442
Total	$247,967	$243,525

This promissory note dated March 5, 2008 is due and payable March 5, 2015 and carries a annual interest rate of 2%. The note can be converted at the option of the Company based upon the FMV of common stock as of the date of issuance at the closing price quoted on the exchange on which the Company’s common stock is listed. The conversion price as at December is $0.0798, and would convert to 3,107,356 shares.